SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHARE CAPITAL [Text Block]

6. SHARE CAPITAL

a) Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0008 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b) Issued Share Capital

As of December 31, 2024, the Company had 38,906,742 issued and outstanding common shares (December 31, 2023 - 38,906,742).

c) Stock-Based Compensation

The Company has a stock option plan (the "Plan"). Stock options may be granted under the Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The total number of common shares of the Company issuable upon the exercise of all outstanding stock options granted under the Plan shall not at any time exceed 10% of the total number of outstanding common shares, from time to time. The exercise price of each stock option granted under the Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company's common shares on the TSX Venture Exchange prior to the date the stock option is granted.

In June 2019, 1,000,000 stock options were granted under the Plan to the Company's officers and directors. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date. These options expired in June 2024.

In July 2019, 40,000 stock options were granted under the Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date. These options expired in July  2024.

The following table summarizes the stock option information for the years ended December 31, 2024 and 2023:

				Weighted average
		Weighted average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Closing Balance, December 31, 2022	1,040,000	0.065	0.065	1.51
Closing Balance, December 31, 2023	1,040,000	0.065	0.065	0.51
Expired	(1,040,000)	0.065
Closing Balance, December 31, 2024	-	0.065	0.065	-

The Black-Scholes option-pricing model was used to estimate values of all stock options granted based on the following assumptions for the options granted in June and July 2019:

(i) Risk-free interest rates: 1.40% - 1.53%, which are based on the Bank of Canada benchmark bonds, average yield 5-year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options ;

(ii) Expected volatility: 119.33% - 119.56%, which is based on the Company's historical stock prices;

(iii) Expected life: 5 years; and

(iv) Expected dividends: $nil

d) (Loss) Income Per Share

Basic (loss) income per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2024, amounting to 38,906,742 common shares (years ended December 31, 2023 and 2022 - 38,906,742).

For the years ended December 31, 2024 and 2023, the income calculation excludes, respectively, the nil and 1,040,000 stock options since the trading price of those common shares were below the exercise price of such stock options into common shares. The calculation of the weighted average number of diluted common shares outstanding does not include 1,040,000 stock options for the years ended December 31, 2022 as they are anti-dilutive.